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Form 13F Report for the Calendar Year or Quarter Ended:               6/30/2003

Check here if Amendment [  ]; Amendment Number:                        ____
    This Amendment (check only one):                                   [  ] is a restatement
                                                                       [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Horizon Bancorp
Address:  515 Franklin Square
          Michigan City, IN  46360


Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:     James H. Foglesong
Title:    Chief Financial Officer
Phone:    219-873-2608


Signature, Place, and Date of Signing:

/s/ James H. Foglesong, Chief Financial Officer                        Michigan City, IN
-----------------------------------------------                        -----------------
                                                                           Place

7/22/2003
---------

Date

Report Type (check only one):

                                             [ X ] 13F Holdings Report
                                                       [  ] 13F Notice
                                           [  ] 13F Combination Report

List of Other Managers Reporting for this Manager:                     Horizon Trust & Investment Management

Report Summary:

Number of Other Included Managers:                                            1

Form 13F Information Table Entry Total:                                     104

Form 13F Information Table Value Total:                             $64,904,597


List of Other Included Managers:          Horizon Trust & Investment Management


                NAME OF ISSUER (1)                    TYPE (2)        CUSIP (3)          MARKET (4)       SHARES/PV (5)
                ------------------                    --------        ---------          ----------       -------------

AOL Time Warner                                    Equity             00184A105              519321               32276
A T & T Cap Corp 8.125% Pfd                        Preferred Stock    00206J308              200850                7800
Abbott Laboratories                                Equity             2824100               1255124               28682
ADR Abbey Natl PLC 7.25% Pfd                       Preferred Stock    2920502                219240                8400
Alcoa Inc Com Stk                                  Equity             13817101               252068                9885
Altria Group, Inc.                                 Equity             02209S103             1707635               37580
Ambac Financial Group 5.875% PFD                   Preferred Stock    23139603               314323               12240
America Movil - ADR Series L                       Equity             02364W105              592500               31600
American Express Company                           Equity             25816109               317463                7593
American International Group Inc                   Equity             26874107              1221630               22139
Ameristock Mutual Fund                             Equity             03071F104              206636                5751
Amgen Inc                                          Equity             31162100               355087                5385
Anadarko Petroleum Corp                            Equity             32511107               265486                5970
Bac Cap Trust III 7.00% PFD                        Preferred Stock    05518E202              417000               15000
BP Amoco PLC, ADR's                                Equity             55622104              1762907               41954
Bellsouth Corp                                     Equity             79860102               740660               27813
Berkshire Hathaway Inc Del Cl A                    Equity             84670108               507500                   7
Berkshire Hathaway, Inc. Cl B                      Equity             84670207               622080                 256
Best Buy Inc                                       Equity             86516101               944060               21495
Bluegreen Corp                                     Equity             96231105               464075               97700
Boeing Company                                     Equity             97023105               284959                8303
Burlington Northern/Santa Fe                       Equity             12189T104              284002                9986
Cardinal Health Inc                                Equity             14149Y108              750831               11677
Carnival Corp                                      Equity             143658300              261348                8039
Cendant Corp.                                      Equity             151313103              405605               22140
ChevronTexaco Corp                                 Equity             166764100              763082               10569
Cisco Systems Inc                                  Equity             17275R102             1353291               80601
Citigroup, Inc.                                    Equity             172967101             1612404               37673
Coca-Cola Company                                  Equity             191216100              581889               12538
Concord Efs, Inc.                                  Equity             206197105              217856               14800
Con Edison 7.25% Pfd                               Preferred Stock    209115203              211052                7600
Continental Airlines Cl B                          Equity             210795308              329340               22000
Corning Inc Com                                    Equity             219350105              150601               20379
Cytyc                                              Equity             232946103              454705               43100
DNP Select Income Fund Inc.                        Equity             23325P104             3858491              354967
DELL Computer Corp                                 Equity             247025109              556945               17492
Du Pont DE Nemours                                 Equity             263534109              535782               12867
EMC Corporation                                    Equity             268648102              418601               39981
Epoch Pharmaceuticals Inc                          Equity             294273107               55000               20000
Exxon Mobil Corp                                   Equity             30231G102              792390               22066
Federal-Mogul Corporation                          Equity             313549107                6600               20000
Fedex Corporation                                  Equity             31428X106              284097                4580




                                                  ----------------------------                         ----------------------------
                                                    INVESTMENT DIRECTION (6)                               VOTING AUTHORITY (8)
                                                  ----------------------------                         ----------------------------
                NAME OF ISSUER (1)                  SOLE      SHARED       NONE   OTHER MANAGERS (7)    SOLE     SHARED       OTHER
                ------------------                  ----       ----        ----   ------------------    ----     ------       -----
AOL Time Warner                                      14611      16715       950   Not Applicable        8499         0        23777
A T & T Cap Corp 8.125% Pfd                           1000       6800         0                         1000         0         6800
Abbott Laboratories                                  14495      11052      3135                         3950         0        24732
ADR Abbey Natl PLC 7.25% Pfd                           800       5200      2400                            0         0         8400
Alcoa Inc Com Stk                                     3220       6165       500                         1200         0         8685
Altria Group, Inc.                                   16170      18155      3255                         4530         0        33050
Ambac Financial Group 5.875% PFD                      8640       3600         0                            0         0        12240
America Movil - ADR Series L                          1600          0     30000                         1600         0        30000
American Express Company                                 0       7293       300                            0         0         7593
American International Group Inc                      9496      10769      1874                         2730         0        19409
Ameristock Mutual Fund                                2500       3251         0                     1512.631         0         4238
Amgen Inc                                             1555       3330       500                         1044         0         4341
Anadarko Petroleum Corp                               3050       2920         0                          650         0         5320
Bac Cap Trust III 7.00% PFD                           3200      11800         0                         3000         0        12000
BP Amoco PLC, ADR's                                  21338      19288      1328                         2670         0        39284
Bellsouth Corp                                       14525       9680      3608                         7775         0        20038
Berkshire Hathaway Inc Del Cl A                          0          6         1                            0         0            7
Berkshire Hathaway, Inc. Cl B                            5        241        10                           10         0          246
Best Buy Inc                                         10730      10015       750                         3110         0        18385
Bluegreen Corp                                           0          0     97700                            0         0        97700
Boeing Company                                        3275       4018      1010                          100         0         8203
Burlington Northern/Santa Fe                           110       6876      3000                            0         0         9986
Cardinal Health Inc                                   6661       4330       686                         1836       100         9741
Carnival Corp                                         1794       6245         0                          500         0         7539
Cendant Corp.                                         8590      13550         0                         2150         0        19990
ChevronTexaco Corp                                    4500       4776      1293                         1685         0         8884
Cisco Systems Inc                                    26788      49952      3861                        12430       460        67711
Citigroup, Inc.                                      17317      18436      1920                         6809         0        30864
Coca-Cola Company                                     3100       6612      2826                          900       150        11488
Concord Efs, Inc.                                     6000       8300       500                          500         0        14300
Con Edison 7.25% Pfd                                  3000       4000       600                          600         0         7000
Continental Airlines Cl B                                0          0     22000                            0         0        22000
Corning Inc Com                                       2825      16954       600                         1350        75        18954
Cytyc                                                    0          0     43100                            0         0        43100
DNP Select Income Fund Inc.                         113356      22086     19525                        44276      1200       309491
DELL Computer Corp                                    6177      10770       545                         2030       600        14862
Du Pont DE Nemours                                    6311       6046       510                         3444       100         9323
EMC Corporation                                      11825      27275       881                         6545       134        33302
Epoch Pharmaceuticals Inc                                0          0     20000                            0         0        20000
Exxon Mobil Corp                                      6950      10820      4296                         2946         0        19120
Federal-Mogul Corporation                                0          0     20000                            0         0        20000
Fedex Corporation                                     1050       2780       750                          350         0         4230


                NAME OF ISSUER (1)                    TYPE (2)        CUSIP (3)          MARKET (4)       SHARES/PV (5)
                ------------------                    --------        ---------          ----------       -------------

Fifth Third Bancorp                                Equity             316773100              414917                7226
Furrs Bishops Inc                                  Equity             361115603                 125               12500
General Electric Company                           Equity             369604103             2957539              103122
General Electric Cap Corp 6.10% Pfd                Preferred Stock    369622519              384912               14400
Harley-Davidson                                    Equity             412822108              404420               10146
Home Depot Incorporated                            Equity             437076102              614972               18568
Illinois Tool Works Inc                            Equity             452308109              543592                8255
Intel Corp                                         Equity             458140100              763623               36695
International Business Machines Corp               Equity             459200101              542850                6580
iShares S&P Global Telecommunications              Equity             464287275              227486                5610
iShares S&P 500 BARRA Value Index Fund             Equity             464287408             1412159               29605
iShares MSCI EAFE Index Fund                       Equity             464287465              847526                7825
iShares S&P Mid Cap 400 BARRA Growth               Equity             464287606              214725                2100
iShares S&P Mid Cap 400 BARRA Value                Equity             464287705              232787                2620
iShares Dow Jones US Energy Sector                 Equity             464287796              206832                4790
iShares S&P Small Cap 600 BARRA Growth             Equity             464287887              365730                5010
Johnson & Johnson                                  Equity             478160104             1084666               20980
Kla-Tencor Corp                                    Equity             482480100              361227                7775
Kimberly Clark                                     Equity             494368103             1211473               23235
Lincoln National Corporation                       Equity             534187109              253792                7123
Linear Technology Corp                             Equity             535678106              221803                6850
Lowes Companies Inc                                Equity             548661107              961006               22375
Lucent Technologies Inc                            Equity             549463107               40911               20153
MBNA Corporation                                   Equity             55262L100             1552622               74502
Malaysia Fund                                      Equity             560905101               91200               20000
Medtronic Inc                                      Equity             585055106              779081               16241
Merck & CO., Inc                                   Equity             589331107             1124414               18570
Microsoft Corporation                              Equity             594918104             1823978               71138
Millenium Pharmaceuticals Inc                      Equity             599902103              319319               20300
Morgan Stanley Dean Witter & CO.                   Equity             617446448              583409               13647
Morgan Stanley 6.25% PFD                           Preferred Stock    617462205              207360                8000
Motorola Inc                                       Equity             620076109              119223               12643
NTN Communications Inc                             Equity             629410309               26130               13000
Nanophase Technologies Corp                        Equity             630079101              609600              120000
Natl Rural Utility 6.75% Pfd                       Preferred Stock    637432709              248348                9400
Nisource Inc                                       Equity             65473P105              269021               14159
Nokia Corp ADR                                     Equity             654902204             1107661               67417
Northern Trust Corp                                Equity             665859104             1924582               46264
Pepsico Inc                                        Equity             713448108              812125               18250
Pfizer Inc.                                        Equity             717081103             1664505               48741
Qualcomm Inc                                       Equity             747525103              218156                6070
Royal Dutch Petroleum                              Equity             780257804              365035                7830
SBC Communications                                 Equity             78387G103             1037764               40617
Sara Lee Corp                                      Equity             803111103              279893               14880
Schering Plough Corporation                        Equity             806605101              315270               16950
Sears Roebuck Ac 7.40% Pfd                         Preferred Stock    812404507              305080               11600




                                                  ----------------------------                         ----------------------------
                                                    INVESTMENT DIRECTION (6)                               VOTING AUTHORITY (8)
                                                  ----------------------------                         ----------------------------
                NAME OF ISSUER (1)                  SOLE      SHARED       NONE   OTHER MANAGERS (7)    SOLE     SHARED       OTHER
                ------------------                  ----       ----        ----   ------------------    ----     ------       -----
Fifth Third Bancorp                                      0       6926       300                            0         0         7226
Furrs Bishops Inc                                        0          0     12500                            0         0        12500
General Electric Company                             44221      49496      9405                        17330       100        85692
General Electric Cap Corp 6.10% Pfd                   2000      12400         0                          400      1000        13000
Harley-Davidson                                       5177       4650       319                         1305         0         8841
Home Depot Incorporated                               7580      10105       883                         2980         0        15588
Illinois Tool Works Inc                                690       7065       500                          525       100         7630
Intel Corp                                            1960       7495     27240                          960       480        35255
International Business Machines Corp                   895       5345       340                          700        83         5797
iShares S&P Global Telecommunications                 4010       1600         0                          750         0         4860
iShares S&P 500 BARRA Value Index Fund               16250      13355         0                         6050         0        23555
iShares MSCI EAFE Index Fund                          6245       1580         0                         2915         0         4910
iShares S&P Mid Cap 400 BARRA Growth                  1800        300         0                         1250         0          850
iShares S&P Mid Cap 400 BARRA Value                   2070        550         0                         1350         0         1270
iShares Dow Jones US Energy Sector                    2610       2180         0                          960         0         3830
iShares S&P Small Cap 600 BARRA Growth                2790       2220         0                         2170         0         2840
Johnson & Johnson                                     6000       8380      6600                         1250         0        19730
Kla-Tencor Corp                                       5050       2725         0                         1450         0         6325
Kimberly Clark                                       10372       9554      3309                         4327         0        18908
Lincoln National Corporation                          1700       3600      1823                         3000         0         4123
Linear Technology Corp                                2350       4500         0                         2150       100         4600
Lowes Companies Inc                                   9190      12685       500                         4270         0        18105
Lucent Technologies Inc                               5385      12786      1982                         3025       504        16624
MBNA Corporation                                     36845      36909       748                        14790       375        59337
Malaysia Fund                                         4500          0     15500                            0         0        20000
Medtronic Inc                                         6610       4455      5176                         2770         0        13471
Merck & CO., Inc                                      3712      10563      4295                         2488        50        16032
Microsoft Corporation                                16702      37400     17036                         6740         0        64398
Millenium Pharmaceuticals Inc                            0        300     20000                            0         0        20300
Morgan Stanley Dean Witter & CO.                      5405       8062       180                         1100         0        12547
Morgan Stanley 6.25% PFD                              2600       5400         0                            0         0         8000
Motorola Inc                                          2700       3313      6630                         2043         0        10600
NTN Communications Inc                                   0          0     13000                            0         0        13000
Nanophase Technologies Corp                              0          0    120000                            0         0       120000
Natl Rural Utility 6.75% Pfd                          2400       7000         0                         3000         0         6400
Nisource Inc                                             0      14159         0                            0         0        14159
Nokia Corp ADR                                       25669      38473      3275                         7210       325        59882
Northern Trust Corp                                  16234      18230     11800                         5600       300        40364
Pepsico Inc                                           6780       9470      2000                         5430         0        12820
Pfizer Inc.                                          20371      22404      5966                         7110       226        41405
Qualcomm Inc                                          4320       1680        70                         1000         0         5070
Royal Dutch Petroleum                                 4900       2830       100                          100         0         7730
SBC Communications                                   17247      16979      6391                         5569         0        35048
Sara Lee Corp                                         8880       6000         0                         3230         0        11650
Schering Plough Corporation                          10300       6650         0                         4300         0        12650
Sears Roebuck Ac 7.40% Pfd                            2000       9600         0                         3000         0         8600


                NAME OF ISSUER (1)                    TYPE (2)        CUSIP (3)          MARKET (4)       SHARES/PV (5)
                ------------------                    --------        ---------          ----------       -------------

street Tracks Dow Jones US Small Cap Value         Equity             86330E406              471380                3493
Sun Microsystems                                   Equity             866810104               94418               20305
Teva Pharmaceutical Inds Ltd                       Equity             881624209             1048098               18420
Thai Fund, Inc.                                    Equity             882904105               58110               10414
Tribune CO                                         Equity             896047107              299122                6193
Tyco International Ltd.                            Equity             902124106              765217               40317
United Airlines                                    Equity             902549500               20410               26000
Ultralife Batteries Inc                            Equity             903899102              200000               20000
Vectren Corp                                       Equity             92240G101              368385               14706
Verizon Communications                             Equity             92343V104              480501               12180
Wal-Mart Stores Inc                                Equity             931142103              693792               12927
Walgreen CO                                        Equity             931422109             1672236               55556
Wellpoint Health Networks Inc Class A              Equity             94973H108              400678                4753
Wells Fargo & CO New                               Equity             949746101              722182               14329
Worldcom Inc - Worldcom Group                      Equity             98157D106                 498               13104
Flextronics International Ltd                      Equity             Y2573F102              502205               48150
                                                                                   -------------------------------------
                                                                                        $64,904,597           2,615,493
                                                                                   =====================================




                                                  ----------------------------                         ----------------------------
                                                    INVESTMENT DIRECTION (6)                               VOTING AUTHORITY (8)
                                                  ----------------------------                         ----------------------------
                NAME OF ISSUER (1)                  SOLE      SHARED       NONE   OTHER MANAGERS (7)    SOLE     SHARED       OTHER
                ------------------                  ----       ----        ----   ------------------    ----     ------       -----
street Tracks Dow Jones US Small Cap Value            1626       1867         0                         1091         0         2402
Sun Microsystems                                      1750       9815      8740                          200       100        20005
Teva Pharmaceutical Inds Ltd                          9650       8770         0                         3260         0        15160
Thai Fund, Inc.                                          0          0     10414                            0         0        10414
Tribune CO                                             400       5793         0                          400         0         5793
Tyco International Ltd.                              18575      21010       732                         6230       100        33987
United Airlines                                          0          0     26000                            0         0        26000
Ultralife Batteries Inc                                  0          0     20000                            0         0        20000
Vectren Corp                                          7195       7511         0                         1998         0        12708
Verizon Communications                                5959       3518      2703                          805        19        11356
Wal-Mart Stores Inc                                   3465       8786       676                         2015        57        10855
Walgreen CO                                          21358      23759     10439                         8650       100        46806
Wellpoint Health Networks Inc Class A                 1778       2975         0                          770       100         3883
Wells Fargo & CO New                                  1900      10753      1676                         2754         0        11575
Worldcom Inc - Worldcom Group                            0          0     13104                            0         0        13104
Flextronics International Ltd                        27650      20500         0                        11050         0        37100
                                                   ------------------  --------                      ------------------------------
                                                   794,390  1,134,537   686,566                      305,552     6,938    2,303,003
                                                   ==================  ========                      ==============================